Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 106,481	$ 188,301
Employee stock based compensation	25,117	30,835
Other	73,048	81,959
Deferred tax assets before valuation allowance	204,646	301,095
Valuation allowance - mainly in respect to carryforward losses	(60,703)	(181,947)
Deferred tax asset	143,943	119,148
Intangible assets	(8,862)	(8,461)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(274)	(13)
Deferred tax liability	(19,061)	(18,399)
Deferred tax asset, net	$ 124,882	$ 100,749